LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited)	April 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 3.9%
Entertainment - 0.9%
Lions Gate Entertainment Corp., Class A Shares	5,576	$80,685	*
Sciplay Corp., Class A Shares	3,019	53,285	*

Total Entertainment		133,970

Interactive Media & Services - 0.7%
TrueCar Inc.	8,576	39,450	*
Yelp Inc.	1,632	64,137	*

Total Interactive Media & Services		103,587

Media - 2.0%
AMC Networks Inc., Class A Shares	1,177	59,179	*
Gray Television Inc.	4,047	82,235
MSG Networks Inc., Class A Shares	3,048	48,372	*
TEGNA Inc.	5,229	104,894

Total Media		294,680

Wireless Telecommunication Services - 0.3%
Spok Holdings Inc.	4,192	43,052

TOTAL COMMUNICATION SERVICES		575,289

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.7%
Modine Manufacturing Co.	4,029	65,592	*
Motorcar Parts of America Inc.	1,795	38,772	*

Total Auto Components		104,364

Diversified Consumer Services - 1.4%
American Public Education Inc.	1,603	48,827	*
Houghton Mifflin Harcourt Co.	8,802	79,922	*
Stride Inc.	2,434	69,686	*

Total Diversified Consumer Services		198,435

Hotels, Restaurants & Leisure - 0.6%
Biglari Holdings Inc., Class B Shares	365	48,567	*
Nathan’s Famous Inc.	664	42,118

Total Hotels, Restaurants & Leisure		90,685

Household Durables - 3.4%
Century Communities Inc.	1,132	83,700	*
Ethan Allen Interiors Inc.	2,548	73,153
Hooker Furniture Corp.	1,411	52,927
La-Z-Boy Inc.	1,727	76,782
Taylor Morrison Home Corp., Class A Shares	3,513	109,641	*

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	1

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	SHARES	VALUE
Household Durables - continued
Tri Pointe Homes Inc.	4,355	$103,736	*
ZAGG Inc. CVR	8,902	801	*(a)

Total Household Durables		500,740

Internet & Direct Marketing Retail - 0.8%
PetMed Express Inc.	1,651	48,581
Shutterstock Inc.	835	72,795

Total Internet & Direct Marketing Retail		121,376

Leisure Products - 0.4%
Smith & Wesson Brands Inc.	2,987	51,974

Specialty Retail - 4.3%
Aaron’s Co. Inc.	2,773	85,658
Big 5 Sporting Goods Corp.	3,943	72,236
Camping World Holdings Inc., Class A Shares	2,864	124,698
MarineMax Inc.	1,130	64,184	*
OneWater Marine Inc., Class A Shares	1,237	63,371	*
Rent-A-Center Inc.	1,203	69,233
Sportsman’s Warehouse Holdings Inc.	3,214	56,438	*
Winmark Corp.	186	35,818
Zumiez Inc.	1,267	54,443	*

Total Specialty Retail		626,079

Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd	2,434	79,081	*
Lakeland Industries Inc.	1,100	31,031	*

Total Textiles, Apparel & Luxury Goods		110,112

TOTAL CONSUMER DISCRETIONARY		1,803,765

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.5%
Ingles Markets Inc., Class A Shares	1,323	81,087

Household Products - 0.3%
Oil-Dri Corp. of America	1,193	41,672

Personal Products - 1.4%
BellRing Brands Inc., Class A Shares	2,109	54,391	*
Nu Skin Enterprises Inc. , Class A Shares	1,775	93,826
USANA Health Sciences Inc.	626	56,334	*

Total Personal Products		204,551

Tobacco - 0.7%
Vector Group Ltd.	7,349	95,904

TOTAL CONSUMER STAPLES		423,214

See Notes to Schedule of Investments.

2	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	SHARES	VALUE
ENERGY - 4.7%
Energy Equipment & Services - 0.7%
Cactus Inc., Class A Shares	2,118	$63,138
Select Energy Services Inc., Class A Shares	8,821	42,605	*

Total Energy Equipment & Services		105,743

Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp.	11,884	107,194	*
Berry Corp.	11,128	67,992
Diamond S Shipping Inc.	7,323	72,132
International Seaways Inc.	3,028	53,535
Peabody Energy Corp.	28,336	104,843	*
Renewable Energy Group Inc.	976	54,187	*
World Fuel Services Corp.	3,698	114,379

Total Oil, Gas & Consumable Fuels		574,262

TOTAL ENERGY		680,005

FINANCIALS - 24.9%
Banks - 8.6%
Associated Banc-Corp.	4,341	95,024
Civista Bancshares Inc.	1,915	44,294
CNB Financial Corp.	1,957	49,825
Customers Bancorp Inc.	1,710	59,029	*
Farmers National Banc Corp.	2,869	47,568
Financial Institutions Inc.	1,683	53,738
First Choice Bancorp	1,840	58,917
HBT Financial Inc.	4,594	83,611
Hilltop Holdings Inc.	1,964	69,133
Horizon Bancorp Inc.	3,008	55,167
Independent Bank Corp.	2,219	52,280
Macatawa Bank Corp.	4,584	43,869
Mercantile Bank Corp.	1,635	52,778
Metrocity Bankshares Inc.	2,913	46,637
MVB Financial Corp.	978	39,394
Northeast Bank	1,085	30,564
Northrim BanCorp Inc.	877	37,404
Orrstown Financial Services Inc.	1,743	41,327
Parke Bancorp Inc.	1,951	41,205
Peoples Financial Services Corp.	994	42,394
Preferred Bank	881	57,741
RBB Bancorp	1,812	38,197

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	3

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	SHARES	VALUE
Banks - continued
Simmons First National Corp., Class A Shares	2,706	$77,121
Unity Bancorp Inc.	1,669	36,801

Total Banks		1,254,018

Capital Markets - 4.9%
Artisan Partners Asset Management Inc., Class A Shares	1,944	98,989
Brightsphere Investment Group Inc.	3,114	70,096
Cowen Inc., Class A Shares	1,668	65,869
Diamond Hill Investment Group Inc.	346	59,166
Donnelley Financial Solutions Inc.	1,839	56,200	*
Federated Hermes Inc., Class B Shares	3,074	88,531
GAMCO Investors Inc., Class A Shares	2,432	47,862
Oppenheimer Holdings Inc., Class A Shares	1,330	68,056
Victory Capital Holdings Inc., Class A Shares	2,327	64,574
Virtu Financial Inc., Class A Shares	3,351	99,290

Total Capital Markets		718,633

Consumer Finance - 0.9%
Curo Group Holdings Corp.	4,436	63,523
Enova International Inc.	2,112	72,315	*

Total Consumer Finance		135,838

Diversified Financial Services - 1.0%
A-Mark Precious Metals Inc.	2,166	80,727
Cannae Holdings Inc.	1,757	69,753	*

Total Diversified Financial Services		150,480

Insurance - 5.0%
American Equity Investment Life Holding Co.	3,613	111,931
American National Group Inc.	1,041	117,997
CNO Financial Group Inc.	3,375	86,164
Donegal Group Inc., Class A Shares	3,888	59,992
Investors Title Co.	316	55,752
National Western Life Group Inc., Class A Shares	320	73,376
Safety Insurance Group Inc.	861	70,628
Stewart Information Services Corp.	1,378	80,819
White Mountains Insurance Group Ltd.	60	69,926

Total Insurance		726,585

Thrifts & Mortgage Finance - 4.5%
Axos Financial Inc.	1,336	60,320	*
Flagstar Bancorp Inc.	1,377	64,086
FS Bancorp Inc.	508	34,722
Merchants Bancorp	1,389	56,657
Meta Financial Group Inc.	1,227	60,442

See Notes to Schedule of Investments.

4	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - continued
NMI Holdings Inc., Class A Shares	2,550	$65,892	*
PennyMac Financial Services Inc.	1,160	69,844
Radian Group Inc.	4,181	103,020
Southern Missouri Bancorp Inc.	1,059	44,361
Timberland Bancorp Inc.	1,364	38,383
Waterstone Financial Inc.	2,679	52,776

Total Thrifts & Mortgage Finance		650,503

TOTAL FINANCIALS		3,636,057

HEALTH CARE - 19.1%
Biotechnology - 5.1%
Alpine Immune Sciences Inc.	1,616	21,444	*
Anika Therapeutics Inc.	1,187	47,694	*
Arcus Biosciences Inc.	1,249	42,154	*
Catalyst Pharmaceuticals Inc.	9,459	43,322	*
Coherus Biosciences Inc.	2,457	36,364	*
Dicerna Pharmaceuticals Inc.	1,568	48,906	*
Eagle Pharmaceuticals Inc.	974	39,768	*
Emergent BioSolutions Inc.	800	48,784	*
Harpoon Therapeutics Inc.	1,182	26,761	*
Ideaya Biosciences Inc.	1,338	27,496	*
Ironwood Pharmaceuticals Inc.	3,697	40,815	*
MEI Pharma Inc.	6,227	22,729	*
Myriad Genetics Inc.	1,883	56,904	*
NextCure Inc.	2,884	25,293	*
Puma Biotechnology Inc.	2,504	24,689	*
Sage Therapeutics Inc.	811	63,874	*
Sangamo Therapeutics Inc.	3,582	42,196	*
Translate Bio Inc.	1,818	42,214	*
Vanda Pharmaceuticals Inc.	2,572	42,695	*

Total Biotechnology		744,102

Health Care Equipment & Supplies - 6.9%
Accuray Inc.	6,798	31,951	*
AngioDynamics Inc.	2,014	48,940	*
Atrion Corp.	77	49,172
Cantel Medical Corp.	818	71,910	*
Co-Diagnostics Inc.	1,584	14,034	*
Heska Corp.	209	38,174	*
ICU Medical Inc.	336	69,979	*
Inogen Inc.	924	60,420	*
iRadimed Corp.	1,073	29,711	*

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	5

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - continued
LeMaitre Vascular Inc.	905	$47,485
Meridian Bioscience Inc.	2,226	43,585	*
Merit Medical Systems Inc.	1,022	64,999	*
Mesa Laboratories Inc.	173	43,017
Natus Medical Inc.	1,837	46,935	*
Neogen Corp.	671	64,423	*
NuVasive Inc.	1,022	73,022	*
OraSure Technologies Inc.	4,057	37,122	*
Orthofix Medical Inc.	1,018	45,148	*
Retractable Technologies Inc.	1,815	17,624	*
Surmodics Inc.	609	32,576	*
Tactile Systems Technology Inc.	638	36,558	*
Utah Medical Products Inc.	439	38,307

Total Health Care Equipment & Supplies		1,005,092

Health Care Providers & Services - 2.1%
MEDNAX Inc.	2,785	73,301	*
ModivCare Inc.	453	63,456	*
National HealthCare Corp.	995	69,959
Tivity Health Inc.	2,116	51,165	*
US Physical Therapy Inc.	472	53,076

Total Health Care Providers & Services		310,957

Health Care Technology - 1.0%
Computer Programs & Systems Inc.	1,465	43,979
HealthStream Inc.	2,238	54,070	*
NextGen Healthcare Inc.	2,638	48,302	*

Total Health Care Technology		146,351

Life Sciences Tools & Services - 0.5%
Luminex Corp.	1,773	65,051

Pharmaceuticals - 3.5%
Amphastar Pharmaceuticals Inc.	2,264	39,394	*
Collegium Pharmaceutical Inc.	2,048	45,670	*
Corcept Therapeutics Inc.	2,301	52,440	*
Innoviva Inc.	5,566	63,731	*
Osmotica Pharmaceuticals PLC	10,753	30,969	*
Pacira BioSciences Inc.	724	45,742	*
Phibro Animal Health Corp., Class A Shares	2,430	59,583
Prestige Consumer Healthcare Inc.	1,525	66,429	*

See Notes to Schedule of Investments.

6	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
SIGA Technologies Inc.	5,200	$37,284	*
Supernus Pharmaceuticals Inc.	2,338	71,192	*

Total Pharmaceuticals		512,434

TOTAL HEALTH CARE		2,783,987

INDUSTRIALS - 14.7%
Aerospace & Defense - 0.5%
Aerojet Rocketdyne Holdings Inc.	1,479	69,099

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings Inc.	1,352	91,814	*

Building Products - 0.4%
Apogee Enterprises Inc.	1,693	59,475

Commercial Services & Supplies - 3.7%
ABM Industries Inc.	2,054	105,596
Civeo Corp.	2,676	44,207	*
Ennis Inc.	2,905	60,221
Healthcare Services Group Inc.	2,814	84,279
Herman Miller Inc.	1,984	82,336
HNI Corp.	2,049	86,755
Steelcase Inc., Class A Shares	5,751	79,364

Total Commercial Services & Supplies		542,758

Construction & Engineering - 2.8%
Arcosa Inc.	1,236	74,519
Comfort Systems USA Inc.	1,008	83,019
Dycom Industries Inc.	835	78,331	*
MYR Group Inc.	916	71,356	*
Northwest Pipe Co.	1,219	40,556	*
Primoris Services Corp.	1,929	63,001

Total Construction & Engineering		410,782

Electrical Equipment - 0.6%
Array Technologies Inc.	1,822	51,308	*
LSI Industries Inc.	4,373	35,946

Total Electrical Equipment		87,254

Machinery - 1.7%
Greenbrier Cos. Inc.	1,707	80,638
Hurco Cos. Inc.	1,134	38,953
Miller Industries Inc.	1,191	51,237
Mueller Industries Inc.	1,838	82,471

Total Machinery		253,299

Professional Services - 2.7%
Acacia Research Corp.	5,842	35,519	*

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	7

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	SHARES	VALUE
Professional Services - continued
GP Strategies Corp.	2,808	$44,226	*
Kelly Services Inc., Class A Shares	3,817	95,616	*
Kforce Inc.	1,196	67,024
Resources Connection Inc.	4,278	60,363
TrueBlue Inc.	3,031	85,777	*

Total Professional Services		388,525

Road & Rail - 0.5%
ArcBest Corp.	1,010	73,488

Trading Companies & Distributors - 1.2%
Boise Cascade Co.	1,600	106,752
NOW Inc.	6,229	61,169	*

Total Trading Companies & Distributors		167,921

TOTAL INDUSTRIALS		2,144,415

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.1%
Digi International Inc.	2,246	40,136	*
NETGEAR Inc.	1,340	49,861	*
NetScout Systems Inc.	2,539	66,509	*

Total Communications Equipment		156,506

Electronic Equipment, Instruments & Components - 5.3%
Bel Fuse Inc., Class B Shares	2,230	44,444
Daktronics Inc.	7,704	47,534	*
Insight Enterprises Inc.	981	98,463	*
Kimball Electronics Inc.	2,116	48,689	*
Methode Electronics Inc.	1,538	69,102
PC Connection Inc.	1,466	66,483
Plexus Corp.	795	73,490	*
Sanmina Corp.	2,276	92,952	*
ScanSource Inc.	2,280	68,924	*
TTM Technologies Inc.	5,284	79,260	*
Vishay Intertechnology Inc.	3,574	87,813

Total Electronic Equipment, Instruments & Components		777,154

IT Services - 1.7%
BM Technologies Inc.	334	2,709	*(b)
CSG Systems International Inc.	1,488	68,433
ExlService Holdings Inc.	706	65,220	*
Hackett Group Inc.	3,003	49,940
Sykes Enterprises Inc.	1,442	63,203	*

Total IT Services		249,505

See Notes to Schedule of Investments.

8	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.1%
NeoPhotonics Corp.	4,333	$40,557	*
NVE Corp.	750	57,398
Photronics Inc.	4,259	54,089	*

Total Semiconductors & Semiconductor Equipment		152,044

Software - 2.3%
A10 Networks Inc.	3,680	31,943	*
CommVault Systems Inc.	821	57,068	*
Intelligent Systems Corp.	685	26,249	*
InterDigital Inc.	1,172	81,360
Progress Software Corp.	1,536	67,062
Verint Systems Inc.	1,462	71,009	*

Total Software		334,691

TOTAL INFORMATION TECHNOLOGY		1,669,900

MATERIALS - 4.4%
Chemicals - 1.3%
FutureFuel Corp.	4,698	59,665
Minerals Technologies Inc.	959	74,936
Tredegar Corp.	3,474	50,790

Total Chemicals		185,391

Containers & Packaging - 0.3%
UFP Technologies Inc.	782	39,147	*

Metals & Mining - 1.4%
Commercial Metals Co.	3,294	96,251
Haynes International Inc.	1,650	48,246
SunCoke Energy Inc.	9,263	62,525

Total Metals & Mining		207,022

Paper & Forest Products - 1.4%
Clearwater Paper Corp.	1,391	46,543	*
Domtar Corp.	2,716	107,064	*
Glatfelter Corp.	3,622	53,316

Total Paper & Forest Products		206,923

TOTAL MATERIALS		638,483

UTILITIES - 0.3%
Water Utilities - 0.3%
York Water Co.	944	48,748

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,145,931)		14,403,863

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	9

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of Investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.2%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $177,147)	1.000%	177,147	$177,147

TOTAL INVESTMENTS - 100.0% (Cost - $12,323,078)			14,581,010
Liabilities in Excess of Other Assets - (0.0)%††			(2,755)

TOTAL NET ASSETS - 100.0%			$14,578,255

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued using significant unobservable inputs (Note 1).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and trade at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

11

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

12

Notes to Schedule of Investments (unaudited) (cont’d)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,802,964	—	$801	$1,803,765
Information Technology	1,667,191	$2,709	—	1,669,900
Other Common Stocks	10,930,198	—	—	10,930,198
Total Long-Term Investments	14,400,353	2,709	801	14,403,863
Short-Term Investments†	177,147	—	—	177,147

Total Investments	$14,577,500	$2,709	$801	$14,581,010

†	See Schedule of Investments for additional detailed categorizations.

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